Note 8 - Accrued Liabilities - Summary of Accrued Liabilites (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest on long-term debt	$ 2,660,766	$ 2,536,034
Administrative expenses	206,840	291,932
Vessel operating and voyage expenses	2,431,873	2,774,973
Total	$ 5,299,479	$ 5,602,939